INCOME TAXES (the deferred tax assets and deferred tax liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Deferred charges		$ 74	$ 599
Deferred revenue		0	1,295
Accrued expenses - related party		346	357
Accruals not currently deductible		482	54
Total current deferred tax assets		902	2,305
Non-current deferred tax assets:
Deferred revenue		2,327	2,186
Restricted stock		8	0
Capital lease obligation		424	659
Foreign tax credit and AMT Credit		2,386	0
Net operating loss carry forwards		5,433	6,829
Total non-current deferred tax assets		10,578	9,674
Total deferred tax assets		11,480	11,979
Less: Valuation allowance	(11,000)	(29)	(1,776)
Deferred tax assets, net		11,451	10,203
Current deferred tax liabilities:
Other receivables		0	(35)
Total current deferred tax liabilities		0	(35)
Non-current deferred tax liabilities:
Fixed assets		(8,798)	(9,051)
Intangible assets		(370)	(400)
Total non-current deferred tax liabilities		(9,168)	(9,451)
Net deferred tax assets	$ 122	$ 902	$ 2,244